Fees Summary	Apr. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 775,385,113.04
Previously Paid Amount	0.00
Total Fee Amount	107,080.68
Total Offset Amount	0.00
Net Fee	$ 107,080.68
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A